Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of Company's significant contractual lease obligations

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2021:

		Less than
	Total	1 year	1-3 years
	(in thousands)
Facility leases	$376	$161	$215
Car leases	41	24	17
Total	$417	$185	$232